Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Allowance for loan losses related to commercial loans and real estate loans	500
Number of days reaching which loans are considered for nonaccrual status	90 days
Other assets	8,209	9,350
Federal Home Loan Bank par value	100
Number of operating segments	1
Other Real Estate Owned [Member]
Significant Accounting Policies [Line Items]
Other assets	560	173
Unsecured Debt [Member]
Significant Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Water St. [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%